Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits
Schedule of Maturity Profile of the Bank's Deposits, Excluding Interest Payable
The maturity profile of the Bank’s deposits, excluding interest payable, is as follows:

	Remaining Term		Original Term
	December 31,		December 31,
	2023	2022	2023	2022
Demand	510,195	233,756	510,195	233,757
Up to 1 month	2,026,454	1,630,484	1,336,379	999,043
From 1 month to 3 months	704,765	887,232	758,728	969,960
From 3 month to 6 months	517,359	250,300	675,106	385,972
From 6 month to 1 year	570,033	153,862	892,221	554,402
From 1 year to 2 years	77,843	18,787	216,430	31,287
From 2 years to 5 years	1,500	16,295	19,090	16,295
Total	4,408,149	3,190,716	4,408,149	3,190,716

Schedule of Additional Information Regarding the Bank's Deposits
The following table presents additional information regarding the Bank’s deposits:

	December 31,
	2023	2022
Aggregate amount of $100,000 or more	4,407,608	3,190,376
Aggregate amount of deposits in the New York Agency	1,250,524	526,474

	December 31,
	2023	2022	2021
Interest expense on deposits made in the New York Agency	53,885	12,334	3,852